Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.  PROPERTY AND EQUIPMENT

As of December 31, 2012 and 2011, Property and Equipment and the estimated lives used in the computation of depreciation are as follows:

	Estimated Useful Lives	December 31, 2012	December 31, 2011

Machinery and equipment	3 years	123,355	$106,368
Leasehold Improvements	5 years	6,206	-
Purchased Software	3 years	17,833	15,607
Molds and Tooling	5 years	234,230	234,230
Furniture and fixtures	7 years	21,533	21,130
Therapy Devices	3 years	76,513	59,065
Internally Developed Software	5 years	923,215	559,304
		1,402,885	995,704

Less: Accumulated depreciation and amortization		(575,496)	(324,413)

Property and Equipment, net		$827,389	$671,291

Depreciation expense for the years ended December 31, 2012 and 2011 was $247,156 and $157,676 respectively, including $22,610 and $16,725 respectively for Therapy Devices which is allocated to Cost of Sales.